INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Utility depreciation	5.00%	5.00%	4.00%
U.S. tax on repatriation of foreign earnings	1.00%	2.00%	0.00%
Income tax restructuring related to IEnova stock offerings	0.00%	0.00%	4.00%
State income taxes, net of federal income tax benefit	1.00%	0.00%	1.00%
Utility repair allowance	(5.00%)	(5.00%)	(5.00%)
Tax credits	(4.00%)	(4.00%)	(3.00%)
Self-developed software expenditures	(3.00%)	(3.00%)	(3.00%)
Resolution of prior years' income tax items	(3.00%)	(1.00%)	(3.00%)
Non-U.S. earnings taxed at lower statutory income tax rates	(2.00%)	(2.00%)	(3.00%)
Allowance for equity funds used during construction	(2.00%)	(2.00%)	(1.00%)
Foreign exchange and inflation effects	(2.00%)	(2.00%)	0.00%
International tax reform	0.00%	(1.00%)	1.00%
Other, net	(1.00%)	(2.00%)	(1.00%)
Effective income tax rate	20.00%	20.00%	26.00%
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 1,189	$ 1,014	$ 941
Income (Loss) from Continuing Operations before Income Taxes, Foreign	515	510	489
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	$ 1,704	1,524	1,430
Income tax expense related to corporate reorganization			$ 63
Income Tax Expense Louisiana valuation allowance release		25
SONGS tax regulatory asset write-off		$ 17
San Diego Gas and Electric Company [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Utility depreciation	4.00%	4.00%	5.00%
SONGS tax regulatory asset write-off	0.00%	2.00%	0.00%
State income taxes, net of federal income tax benefit	5.00%	5.00%	3.00%
Utility repair allowance	(4.00%)	(4.00%)	(4.00%)
Self-developed software expenditures	(3.00%)	(3.00%)	(3.00%)
Resolution of prior years' income tax items	(2.00%)	(2.00%)	(1.00%)
Allowance for equity funds used during construction	(2.00%)	(2.00%)	(2.00%)
Variable interest entities	(1.00%)	(1.00%)	(1.00%)
Other, net	0.00%	0.00%	(1.00%)
Effective income tax rate	32.00%	34.00%	31.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	$ 890	$ 797	$ 626
Southern California Gas Company [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Utility depreciation	8.00%	8.00%	6.00%
State income taxes, net of federal income tax benefit	4.00%	4.00%	4.00%
Utility repair allowance	(10.00%)	(9.00%)	(9.00%)
Self-developed software expenditures	(6.00%)	(5.00%)	(6.00%)
Resolution of prior years' income tax items	(3.00%)	(2.00%)	(5.00%)
Allowance for equity funds used during construction	(2.00%)	(2.00%)	(1.00%)
Other, net	(1.00%)	0.00%	0.00%
Effective income tax rate	25.00%	29.00%	24.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	$ 558	$ 472	$ 481